Employee Benefits - Summary of Financial Information related to Principal Plans (Detail) - CAD ($) $ in Millions		3 Months Ended				9 Months Ended
		Jul. 31, 2026	Apr. 30, 2026	Jul. 31, 2025		Jul. 31, 2026	Jul. 31, 2025
Disclosure of defined benefit plans [line items]
Actuarial gains (losses) on employee benefit plans in other comprehensive income		$ 443	$ 64	$ 270		$ 775	$ 275
Pension plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit service cost	[1]	60	60	70		180	214
Interest on net defined benefit (asset) liability	[1]	(6)	(6)	(2)		(18)	(9)
Other	[1]	3	3	3		9	9
Defined benefit expense	[1]	57	57	71		171	214
Defined contribution expense	[1]	58	58	52		172	154
Actuarial gains (losses) on employee benefit plans in other comprehensive income	[1],[2]	372	65	267		712	294
Other benefit plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit service cost	[1]	4	5	(57)	[3]	14	(45)	[3]
Interest on net defined benefit (asset) liability	[1]	16	16	16		48	46
Other	[1]	(5)	(1)	1		(6)	1
Defined benefit expense	[1]	15	20	(40)		56	2
Defined contribution expense	[1]						1
Actuarial gains (losses) on employee benefit plans in other comprehensive income	[1],[2]	$ 71	$ (1)	$ 3		$ 63	$ (19)

[1]	Other plans operated by certain subsidiaries of the Bank are not considered material and are not included in this note.
[2]	Changes in discount rates and return on plan assets are reviewed and updated on a quarterly basis. In the absence of legislated changes, all other assumptions are updated annually.
[3]	Includes benefit related to certain post-retirement plan amendments.